LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET - Narrative (Details)		1 Months Ended								11 Months Ended	12 Months Ended
	Feb. 01, 2022 USD ($) shares	Oct. 27, 2022 USD ($) shares	Aug. 31, 2021 USD ($) installment	Apr. 30, 2021 USD ($) installment	Sep. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) item	May 31, 2019 USD ($) item	Jul. 31, 2016 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Feb. 03, 2022 USD ($)
Long Term Loan
Warrants term											8 years
Warrants value adjusted											$ 365,000
Warrants exercise price | $ / shares											$ 9.36
Issuance of shares following SPAC transaction											$ 339,854,000
Warrant exercised (in shares) | shares		6,520
Issuance shares												$ 750,000
Risk Free Interest Rate
Long Term Loan
Debt instrument measurement input	1.16
Expected volatility rate
Long Term Loan
Debt instrument measurement input	50
Francisco Partners L.P | Minimum
Long Term Loan
Leverage ratio													6.00%
Francisco Partners L.P | Maximum
Long Term Loan
Leverage ratio													1.00%
Preferred Shares B
Long Term Loan
Warrant exercised									$ 57,659
Issuance of shares following SPAC transaction									4,990,000
Israeli subsidiary
Long Term Loan
Loan term					5 years	5 years
Interest rate adjustment (as a percent)					1.50%	1.50%
Cash deposit of the loan amount					5.00%	5.00%
Paternal guarantee					$ 900,000	$ 1,100,000
Israeli subsidiary | Francisco Partners L.P
Long Term Loan
Loan amount received	$ 55,000,000
First loan | Israeli subsidiary
Long Term Loan
Loan amount									$ 2,000,000
Loan term									36 months
Interest rate adjustment (as a percent)									6.90%
Warrant granted for shares									$ 400,000
Warrants term									6 years
Warrants' fair value									$ 311,000
Second loan | Israeli subsidiary
Long Term Loan
Loan amount							$ 3,000,000	$ 5,000,000		$ 3,000,000
Number of loans portions | item							2	2
Loan term										36 months
Interest rate adjustment (as a percent)							6.90%	6.90%		6.90%
Warrants term							10 years	10 years
Waiver of alternative payment							$ 375,000	$ 625,000
Warrants' fair value							295,000	471,000		$ 295,000
State-guaranteed bank loan | Israeli subsidiary
Long Term Loan
Waiver of alternative payment							$ 800,000	$ 800,000	$ 320,000
Loan agreement with Liquidity Capital II L.P | Israeli subsidiary
Long Term Loan
Loan amount			$ 2,300,000	$ 5,000,000
Loan term			30 months	30 months
Monthly Interest rate			16.40%	16.40%
Number of interest only installements | installment			6	6
Number of installements | installment			24	24
Long Term Loan
Long Term Loan
Loan amount received														$ 55,000,000
Long Term Loan | Francisco Partners L.P
Long Term Loan
Qualified public offering	12 months
Interest rate (as a percent)	9.5%
Basis points of increase in interest rate	100
Pay in kind interest payable company completes QPO (as a percent)	100.00%
PIK interest		$ 3,988,000
Shares issued | shares	808,907
Repayments of borrowings	$ 19,100,000
Repayment of debt to shareholder	5,300,000
Repayment of debt to financial institutions	13,800,000
Fair value of loan	50,073,000
Long Term Loan | Francisco Partners L.P | Level 3
Long Term Loan
Issuance shares	$ 1,978,000
Long Term Loan | Francisco Partners L.P | Year one
Long Term Loan
Pay in kind interest payable (as a percent)	100.00%
Long Term Loan | Francisco Partners L.P | Year Two
Long Term Loan
Pay in kind interest payable (as a percent)	75.00%
Long Term Loan | Francisco Partners L.P | Thereafter
Long Term Loan
Pay in kind interest payable (as a percent)	50.00%
Long Term Loan | Francisco Partners L.P | Minimum
Long Term Loan
Loan term	4 years
Long Term Loan | Francisco Partners L.P | Maximum
Long Term Loan
Interest rate adjustment (as a percent)	11.50%
Long Term Loan | Israeli subsidiary | Francisco Partners L.P | Minimum
Long Term Loan
Loan term	2 years 6 months